RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Debt Instrument, Increase (Decrease), Net		$ 17,300,000
ReneSola Zhejiang Ltd and ReneSola Jiangsu Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Payments to Acquire Businesses, Gross		11,290,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		11,290,000
Rene Sola Singapore Pte Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Debt Instrument, Face Amount		$ 200,000,000
Debt Instrument, Interest Rate, Stated Percentage		1.00%
Payments to Acquire Businesses, Gross	[1]	$ 11,286,840	$ 0	$ 0

[1]	In 2018, the Company acquired certain project companies from ReneSola Zhejiang Ltd. and ReneSola Jiangsu Ltd. for total cash consideration of $11.29 million. These acquired project companies substantially only own solar power plants that were already being operated by the Company prior to the acquisition. Under ASU 2017–01 “Clarifying the Definition of a Business,” such acquisition constituted an asset acquisition as substantially all of the consideration for acquiring these assets is concentrated in a single identifiable asset.